Payments, by Category - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Total	Alcoa Of Australia Limited [Member]	Alcoa World Alumina Brasil Limited [Member]	Alcoa Aluminio S A [Member]	Alcoa Fuels, Inc. [Member]
Payments:
Taxes	$ 96.4	$ 95.9		$ 0.2	$ 0.3
Royalties	57.3	45.6	$ 11.5	0.2
Fees	4.0	3.8			0.2
Infrastructure	1.5		1.5
Comm. Social Resp.	5.9	0.7	5.2
Total Payments	$ 165.1	$ 146.0	$ 18.2	$ 0.4	$ 0.5